SUBSEQUENT EVENTS (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On January 17, 2014, and on February 7, 2014, we granted 103,886 and 111,589 shares of restricted stock respectively to certain participants under the Stock Plan. Under the terms of the grants, the restrictions will be removed upon satisfaction of time vesting requirements.

On February 7, 2014, we granted 111,610 shares of performance restricted stock units to certain participants under the Stock Plan. Under the terms of the grants, the performance restricted stock units will convert into shares of our common stock upon satisfaction of (i) time vesting requirements and (ii) performance based requirements. The number of performance restricted stock units issued under these grants represents the target number of such units that may be earned, based on the Company's total shareholder return over the applicable performance periods compared with a peer group. If more than the target number of performance restricted stock units vest at the end of a performance period because the Company’s total shareholder return exceeds certain percentile thresholds of the peer group, additional shares will be issued under the Stock Plan at that time.

On March 3, 2014, ClubCorp acquired Prestonwood Country Club, comprised of two properties, The Creek in Dallas, Texas and The Hills in nearby Plano, Texas, with a purchase price of $11.2 million for net cash consideration of $10.9 million. We are in the process of finalizing our purchase price allocations, which are subject to change until our information is finalized, no later than twelve months from the acquisition date.
On March 15, 2014, one third of the then outstanding RSUs, as described in Note 2, were converted into shares of our common stock as the required time period following our IPO was satisfied and the liquidity vesting requirement was met.

On March 18, 2014, we declared a cash dividend of $7.7 million, or $0.12 per share of common stock, to the owners of our common stock. This dividend will be paid on April 15, 2014.